Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model for Options Awarded (Detail) - Employee Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected price volatility	115.00%	119.00%	124.00%
Expected price volatility	119.00%	123.00%	125.00%
Risk free interest rate	0.01%	0.01%	0.02%
Risk free interest rate	0.03%	0.05%	0.04%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected option term (years)	10 years	10 years
Expected forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Expected option term (years)			1 month 6 days
Grant date fair value per share	$ 2.97	$ 0.97	$ 0.29
Maximum [Member]
Expected option term (years)			10 years
Grant date fair value per share	$ 6.31	$ 1.64	$ 0.89